Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Schedule of Financial Assets Measured at Fair Value Level on Recurring Basis	As required by IFRS 13, financial assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
	Fair value as at June 30, 2024
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalent	$21,950,211	$-	$-	$21,950,211
Short-term investment - bonds	258,702	-	-	258,702
Equity investments	56,539	-	-	56,539
	Fair value as at June 30, 2023
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalent	$6,296,312	$-	$-	$6,296,312
Short-term investment - bonds	198,375	-	-	198,375
Equity investments	283,081	-	-	283,081

Schedule of Remaining Contractual Maturities of Financial Liabilities	The following summarizes the remaining contractual maturities of the Company’s financial liabilities:
	June 30, 2024		June 30, 2023
	Due within a year	Total	Total
Accounts payable and accrued liabilities	$1,163,836	$1,163,836	$2,280,553
Due to a related party	50,302	50,302	56,102
	$1,214,138	$1,214,138	$2,336,655

Schedule of Currency Risk Affect Net Income	The Company’s exposure to foreign exchange risk that could affect net income is summarized as follows:
Financial assets denominated in foreign currencies other than relevant functional currency	June 30, 2024	June 30, 2023
United States dollars	$331,138	$320,994
Bolivianos	261,353	869,869
Total	$592,491	$1,190,863
Financial liabilities denominated in foreign currencies other than relevant functional currency
United States dollars	$57,116	$73,970
Bolivianos	520,046	1,543,889
Total	$577,162	$1,617,859